ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 4,989	$ 6,121
Ending balance	5,465	5,622
Other comprehensive income (loss) allocated to noncontrolling interests	2	(2)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(6)	(54)
Other comprehensive income (loss), before reclassifications	(7)	63
Amounts reclassified from other comprehensive income	(13)	2
Other comprehensive income (loss)	(20)	65
Ending balance	(26)	11
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(653)	(650)
Other comprehensive income (loss), before reclassifications	13	9
Amounts reclassified from other comprehensive income	(30)	(29)
Other comprehensive income (loss)	(17)	(20)
Ending balance	(670)	(670)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,884)	(1,145)
Other comprehensive income (loss), before reclassifications	98	(427)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	98	(427)
Ending balance	(1,786)	(1,572)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(133)	(153)
Other comprehensive income (loss), before reclassifications	(23)	(17)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	(23)	(17)
Ending balance	(156)	(170)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(2,676)	(2,002)
Other comprehensive income (loss), before reclassifications	81	(372)
Amounts reclassified from other comprehensive income	(43)	(27)
Other comprehensive income (loss)	38	(399)
Ending balance	$ (2,638)	$ (2,401)